General and administrative expenses	12 Months Ended
Dec. 31, 2022
General and administrative expenses
General and administrative expenses

6. General and administrative expenses

General and administrative expenses include the following categories:

	For the Year Ended December 31,
(in thousands)	2022	2021	2020
Personnel-related expenses	$5,010	$3,800	$1,474
Professional and consultant fees	3,954	2,593	683
Insurance, facilities, fees and other related costs	3,022	2,506	236
Share-based compensation expense	2,138	3,119	326
	$14,124	$12,018	$2,719